23. Salaries and social security taxes payable (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Salaries and social security taxes	$ 6,022,963	$ 6,801,999	$ 6,953,605
Salaries
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Salaries and social security taxes	4,336,533	4,897,440	5,006,596
Social security taxes
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Salaries and social security taxes	$ 1,686,430	$ 1,904,559	$ 1,947,009